COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum rental payments required under the lease
2014	$23,303
2015	15,535
$38,838

2014	$46,207
2015 and thereafter	15,535
$61,742

Schedule of future minimum lease payments under mining leases
2014	$10,000
2015	10,000
2016	20,000
2017	25,000
2018	25,000
Thereafter	117,500
$207,500

2014	$10,000
2015	10,000
2016	20,000
2017	25,000
2018	25,000
Thereafter	117,500
$207,500